Share option (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program
(1)	The terms and conditions related to the grants of the share options under the share option program are as follows:

	Parent Company
	1-1	1-2	1-3	2	3(*)	4	5
Grant date	March 24, 2017			February 20, 2018	February 22, 2019	March 26, 2019	March 26, 2020
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, cash settlement
Number of shares (in shares)	22,168	22,168	22,168	1,358	4,177	1,734	127,643
Exercise price (in won)	246,750	266,490	287,810	254,120	265,260	254,310	192,260
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 21, 2020 ~ Feb. 20, 2023	Feb. 23, 2021 ~ Feb. 22, 2024	Mar. 27, 2021 ~ Mar. 26, 2024	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	2 years’ service from the grant date	3 years’ service from the grant date	4 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	3 years’ service from the grant date

(*)	Parts of the grant that have not met the vesting conditions have been forfeited during the year ended December 31, 2019.

	One Store Co., Ltd.	DREAMUS COMPANY
		1-1	1-2	1-3
Grant date	April 27, 2018	March 28, 2019	March 28, 2019	March 28, 2019
Types of shares to be issued	Common shares of One Store Co., Ltd.	Common shares of DREAMUS COMPANY
Grant method	Issuance of new shares	Issuance of new shares, reissue of treasury shares, cash settlement
Number of shares (in shares)(*1)	712,150	366,679	366,672	366,649
Exercise price (in won)	5,390	9,160	9,160	9,160
Exercise period	Apr. 28, 2020 ~ Apr. 27, 2024	Mar. 29, 2021 ~ Mar. 28, 2024	Mar. 29, 2022 ~ Mar. 28, 2025	Mar. 29, 2023 ~ Mar. 28, 2026
Vesting conditions	2 years’ service from the grant date	(a) 2 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price	(a) 3 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price	(a) 4 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price

	Incross Co., Ltd.
	3	4	5	6	7	8	9
Grant date	March 30, 2016	March 7, 2017	March 7, 2018	March 7, 2019	October 15, 2019	March 10, 2020	October 20, 2020
Types of shares to be issued	Common shares of Incross Co., Ltd.
Grant method	Issuance of new shares, reissue of treasury shares, cash settlement
Number of shares (in shares)(*1)	5,000	29,625	9,900	6,600	59,225	19,800	3,300
Exercise price (in won)	10,571	17,485	25,861	16,895	22,073	26,291	45,280
Exercise period	Mar. 30, 2019 ~ Mar. 30, 2022	Mar. 7, 2020 ~ Mar. 6, 2023	Mar. 7, 2021 ~ Mar. 6, 2024	Mar. 7, 2022 ~ Mar. 6, 2025	Oct. 15, 2022 ~ Oct. 14, 2025	Mar. 10, 2023 ~ Mar. 9, 2026	Oct. 20, 2023 ~ Oct. 19, 2026
Vesting conditions	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date

SK Infosec Co., Ltd.(*2)
	1-1	1-2	1-3	1-4
Grant date	August 22, 2019
Types of shares to be issued	Registered common shares of SK Infosec. Co., Ltd.
Grant method	Cash settlement
Number of shares (in shares)(*1)	161,541	87,562	230,581	203,223
Exercise price (in won)	20,579	20,579	22,225	24,003
Exercise period	1 st exercise: Applied to 50% of the granted shares and exercisable 6 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.

2 nd exercise: Applied to 25% of the granted shares and exercisable 12 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.

3 rd exercise: Applied to 25% of the granted shares and exercisable 18 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.

Vesting conditions	Service provided until December 31, 2019	Service provided until December 31, 2020	Service provided until December 31, 2020	Service provided until December 31, 2021

SK Infosec Co., Ltd.(*2)
	2-1	2-2	2-3	2-4	FSK L&S Co., Ltd.
Grant date	December 30, 2020				May 31, 2019
Types of shares to be issued	Registered common shares of SK Infosec. Co., Ltd.				Common shares of FSK L&S Co., Ltd.
Grant method	Cash settlement				Issuance of new shares
Number of shares (in shares)(*1)	23,097	9,648	32,744	23,094	43,955
Exercise price (in won)	20,807	20,807	22,472	24,270	10,000
Exercise period	1 st exercise: Applied to 50% of the granted shares and exercisable 6 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.				June 1, 2022 ~ May 31, 2025
2 nd exercise: Applied to 25% of the granted shares and exercisable 12 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.
3 rd exercise: Applied to 25% of the granted shares and exercisable 18 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.

Vesting conditions	Service provided until December 31, 2020	Service provided until December 31, 2021	Service provided until December 31, 2021	Service provided until December 31, 2022	3 years’ service from the grant date

(*1)
Some of stock options granted by One Store Co., Ltd., DREAMUS COMPANY and SK Infosec Co., Ltd. that have not met the vesting conditions have been forfeited, and some of the stock options granted by One Store Co., Ltd. and Incross Co., Ltd. have been exercised during the year ended December 31, 2020. Some of stock options granted by One Store Co., Ltd. and DREAMUS COMPANY that have not met the vesting conditions have been forfeited during the year ended December 31, 2019.

(*2)
The share option has transferred from Life & Security Holdings Co., Ltd. due to the business combination. As a result of the business combination, number of shares and exercise price of the share option and the expected listing date have changed.

Summary of Share Compensation Expense Recognized
(2)	Share compensation expense recognized during the year ended December 31, 2020 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)	Share compensation expense
As of December 31, 2019	￦	3,276
During the year ended December 31, 2020		4,313
In subsequent periods		2,259

	￦	9,848

Summary of Inputs Used in Binomial Option Pricing Model
(3)	The Group used binomial option pricing model or Monte-Carlo simulation in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

(In won)	Parent Company
	Series
	1-1	1-2	1-3	2	3	4	5
Risk-free interest rate	1.86%	1.95%	2.07%	2.63%	1.91%	1.78%	1.52%
Estimated option’s life	5 years	6 years	7 years	5 years	5 years	5 years	7 years
Share price (Closing price on the preceding day)	262,500	262,500	262,500	243,500	259,000	253,000	174,500
Expected volatility	13.38%	13.38%	13.38%	16.45%	8.30%	7.70%	8.10%
Expected dividends	3.80%	3.80%	3.80%	3.70%	3.80%	3.90%	5.70%
Exercise price	246,750	266,490	287,810	254,120	265,260	254,310	192,260
Per-share fair value of the option	27,015	20,240	15,480	23,988	8,600	8,111	962

(In won)		DREAMUS COMPANY
	One Store Co., Ltd.	1-1	1-2	1-3
Risk-free interest rate	2.58%	1.73%	1.77%	1.82%
Estimated option’s life	6 years	—	—	—
Share price (Closing price on the preceding day)	4,925	8,950	8,950	8,950
Expected volatility	9.25%	32.34%	32.34%	32.34%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Exercise price	5,390	9,160	9,160	9,160
Per-share fair value of the option	566	1,976	2,189	2,356

(In won)	Incross Co., Ltd.							.
	3	4	5	6	7	8	9	FSK L&S Co., Ltd
Risk-free interest rate	2.09%	1.35%	1.50%	1.76%	1.41%	1.16%	1.23%	1.64%
Estimated option’s life	6 years	6 years	6 years	6 years	6 years	6 years	6 years	—
Share price (Closing price on the preceding day)	17,993	43,843	27,300	17,000	22,050	21,800	40,300	10,455
Expected volatility	20.67%	18.67%	21.28%	25.58%	42.37%	41.69%	51.16%	16.20%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise price	10,571	17,485	25,861	16,895	22,073	26,291	45,280	10,000
Per-share fair value of the option	1,965	9,423	7,277	4,887	9,209	7,813	18,491	1,420

(In won)
	SK Infosec. Co., Ltd.(*)
	1-1, 1-2
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	20,579	20,579	20,579
Per-share fair value of the option	6,051	7,448	7,571

(In won)
	SK Infosec. Co., Ltd.(*)
	1-3
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	22,225	22,225	22,225
Per-share fair value of the option	5,521	6,531	6,720

(In won)
	SK Infosec. Co., Ltd.(*)
	1-4
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	24,003	24,003	24,003
Per-share fair value of the option	4,948	5,663	5,909

(In won)
	SK Infosec. Co., Ltd.(*)
	2-1, 2-2
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	20,807	20,807	20,807
Per-share fair value of the option	5,977	7,321	7,454

(In won)
	SK Infosec. Co., Ltd.(*)
	2-3
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	22,472	22,472	22,472
Per-share fair value of the option	5,441	6,393	6,592

(In won)
	SK Infosec. Co., Ltd.(*)
	2-4
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	0.89%	0.97%	0.97%
Estimated option’s life	2 years	2.5 years	3 years
Share price	26,787	26,787	26,787
Expected volatility	27.87%	27.87%	27.87%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	24,270	24,270	24,270
Per-share fair value of the option	4,862	5,547	5,800

(*)	The share option has transferred from Life & Security Holdings Co., Ltd. due to the business combination.